SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	¥ 795,205	¥ 742,571	¥ 794,664
Right-of-use assets- Finance lease	64,879	46,519	41,366
Accumulated depreciation	(331,037)	(286,775)	(235,729)
Accumulated depreciation- Finance lease	(33,139)	(28,931)	(21,438)
Total	431,029	426,865	537,497
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	99,860	83,979	127,533
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	321,141	316,675	284,435
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	1,691	1,691	1,387
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	236,740	222,813	221,390
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	¥ 70,894	¥ 70,894	¥ 118,553